Consolidated Statement of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss)	Accumulated Deficit
BALANCE, at Dec. 31, 2008	$ 23,631	$ 10	$ 835,678	$ (44,585)	$ (767,472)
Shares Issued, Balance at Dec. 31, 2008		103,125,500
Net income	115,754				115,754
Other comprehensive income/(loss)	10,457			10,457
Contribution of net assets in Drillships Investments Inc	439,900		439,900
Cancellation of shares in relation to acquisition of Drillship Holding	(3)	(3)
Cancellation of shares in relation to acquisition of Drillship Holding (number of shares)		(25,781,375)
Acquisition of Drillship Holding	358,003	3	358,000
Acquisition of Drillship Holding (number of shares)		25,781,375
Capital contribution of oceanrig Inc.	753,375		753,375
BALANCE, at Dec. 31, 2009	1,701,117	10	2,386,953	(34,128)	(651,718)
Shares Issued, Balance at Dec. 31, 2009		103,125,500
Net income	134,761				134,761
Other comprehensive income/(loss)	(26,594)			(26,594)
Capital contribution of oceanrig Inc.	583,497		583,497
Share dividend		1,021	(1,021)
Private placement	488,301	286	488,015
Private placement (number of shares)		28,571,428
BALANCE, at Dec. 31, 2010	2,881,082	1,317	3,457,444	(60,722)	(516,957)
Shares Issued, Balance at Dec. 31, 2010		131,696,928
Net income	95,298				95,298
Other comprehensive income/(loss)	9,596			9,596
Capital contribution of oceanrig Inc.	12,480		12,480
BALANCE, at Dec. 31, 2011	$ 2,998,456	$ 1,317	$ 3,469,924	$ (51,126)	$ (421,659)
Shares Issued, Balance at Dec. 31, 2011		131,696,928